Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2017
Geographic Areas
Geographic Areas

				Property, Plant and
	Net Sales			Equipment - net
(Millions)	2017	2016	2015	2017	2016
United States	$12,372	$12,188	$12,049	$4,891	$4,914
Asia Pacific	9,809	8,847	9,041	1,672	1,573
Europe, Middle East and Africa	6,456	6,163	6,228	1,798	1,512
Latin America and Canada	3,033	2,901	2,982	505	517
Other Unallocated	(13)	10	(26)	—	—
Total Company	$31,657	$30,109	$30,274	$8,866	$8,516